Significant accounting policies - Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic Earnings per Share
Profit attributable to the owners of the parent, basic	$ 3,906,311	$ 585,454	$ 164,518
Weighted average number of shares, basic	285,638,456	278,157,812	263,196,524
Basic earnings per share (US$ per share)	$ 13.6757	$ 2.1048	$ 0.6251
Diluted Earnings per Share
Profit attributable to the owners of the parent, diluted	$ 3,906,311	$ 585,454	$ 164,518
Weighted average number of shares, diluted	285,638,456	278,157,812	263,196,524
Diluted earnings per share (US$ per share)	$ 13.6757	$ 2.1048	$ 0.6251
Series A Common Shares
Basic Earnings per Share
Weighted average number of shares, basic	142,819,552	142,819,552	142,819,552
Series B Common Shares
Basic Earnings per Share
Weighted average number of shares, basic	142,818,904	135,338,260	120,376,972